Subsequent Events (Details) $ / shares in Units, € in Thousands, $ in Thousands																1 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 25, 2025 USD ($) $ / shares shares	Mar. 24, 2025 USD ($) $ / shares shares	Mar. 20, 2025 USD ($) shares	Mar. 19, 2025 USD ($) shares	Feb. 26, 2025 grantee agreement installment $ / shares shares	Feb. 04, 2025 shares	Feb. 03, 2025 shares	Feb. 01, 2025 shares	Jan. 30, 2025 USD ($) shares	Jan. 22, 2025 USD ($) shares	Jan. 07, 2025 USD ($) shares	Jan. 02, 2025 USD ($) $ / shares shares	Dec. 30, 2024 USD ($) shares	Dec. 24, 2024 USD ($) shares	Dec. 09, 2024 $ / shares shares	Feb. 27, 2025 USD ($) instrument	Jan. 30, 2025 USD ($) shares	Apr. 14, 2025 USD ($) shares	Dec. 31, 2024 USD ($)	Oct. 01, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Jan. 22, 2025 EUR (€)	Oct. 22, 2024 $ / shares
Subsequent Event [Line Items]
Non-controlling interest acquired | $																			$ 4,129	$ 13,921		$ 337
Conversion of loans to investments | $																			0	2,600		0
Stock options granted (in shares)															975,409
Stock options granted, exercise price (in usd per share) | $ / shares															$ 12.20
WTI Warrants
Subsequent Event [Line Items]
Exercise price of warrant (in usd per share) | $ / shares																								$ 10.00
Related party
Subsequent Event [Line Items]
Payment of debts | $																			$ 4,628	$ 0		$ 0
Standby Equity Purchase Agreement
Subsequent Event [Line Items]
Stock issuance (in shares)													75,000	60,000							135,000
Amount received from stock issuance | $													$ 965	$ 770							$ 1,735
AeroFlexx
Subsequent Event [Line Items]
Investment interest percentage																			34.00%		34.00%	31.00%
Subsequent event
Subsequent Event [Line Items]
Noncontrolling interest sold (in shares)																		422,999
Non-controlling interest acquired | $																		$ 5,150
Research services, minimum fee | €																							€ 5,000
Research services, minimum fee due in first 12-month period | €																							2,000
Research services, minimum fee due in second 12-month period | €																							€ 3,000
Consulting agreement, number of shares to be issued monthly (in shares)								2,500
Consulting agreement, term								1 year
Consulting agreement, termination notice period								7 days
Stock issued for services (in shares)							85,471
Number of stock option agreements | agreement					2
Stock options granted (in shares)					140,000
Number of individuals receiving options | grantee					2
Stock options granted, exercise price (in usd per share) | $ / shares					$ 8.84
Expiration period (in years)					10 years
Shares distributed for dividends (in shares)				21,808
Shares distributed for dividends | $				$ 218
Subsequent event | WTI Warrants
Subsequent Event [Line Items]
Number of shares issuable for warrants (in shares)	300,000
Exercise price of warrant (in usd per share) | $ / shares	$ 0.01
Subsequent event | Series C Preferred Stock
Subsequent Event [Line Items]
Stock issuance (in shares)		150,000
Amount received from stock issuance | $		$ 1,500
Stock issued for services (in shares)		300,000
Stock purchase agreement, maximum number of shares (in shares)		275,000
Stock issuance price (in usd per share) | $ / shares		$ 10.00
Stock purchase agreement, maximum amount | $		$ 2,750
Preferred stock dividend percentage		8.00%
Preferred stock, mandatory conversion, term		5 years
Subsequent event | Related party
Subsequent Event [Line Items]
Payment of debts | $			$ 14,000
Settlement of debt (in shares)			1,732,554
Settlement of debt | $			$ 375
Subsequent event | Related party | AeroFlexx
Subsequent Event [Line Items]
Settlement of debt (in shares)			578,294
Subsequent event | Share-Based Payment Arrangement, Tranche One
Subsequent Event [Line Items]
Award vesting percentage					25.00%
Subsequent event | Share-Based Payment Arrangement, Tranche Two
Subsequent Event [Line Items]
Award vesting percentage					75.00%
Award vesting, number of installments | installment					8
Award vesting period					3 months
Subsequent event | Series 1 promissory notes | Notes payable
Subsequent Event [Line Items]
Debt instrument, number of instruments matured | instrument																2
Payment of debts | $																$ 300
Subsequent event | Convertible Debentures | Convertible debt
Subsequent Event [Line Items]
Aggregate principal amount, up to | $	$ 30,000
Default interest rate	18.00%
Debt term	15 months
Debt discount percentage	10.00%
Subsequent event | Convertible Debentures, Tranche One | Convertible debt
Subsequent Event [Line Items]
Aggregate principal amount, up to | $	$ 20,000
Subsequent event | Convertible Debentures, Tranche Two | Convertible debt
Subsequent Event [Line Items]
Aggregate principal amount, up to | $	$ 10,000
Subsequent event | Standby Equity Purchase Agreement
Subsequent Event [Line Items]
Stock issuance (in shares)									19,376	4,617	50,000
Amount received from stock issuance | $									$ 235	$ 57	$ 633						$ 925
Remaining shares under agreement (in shares)									4,209,314								4,209,314
Subsequent event | Innventure LLC
Subsequent Event [Line Items]
Earnout shares vested (in shares)											344,828
Subsequent event | Innventure LLC | Milestone Two
Subsequent Event [Line Items]
Earnout shares issued (in shares)						2,000,000
Subsequent event | AeroFlexx
Subsequent Event [Line Items]
Conversion of loans to investments | $												$ 7,250
Conversion of loans to investments (in usd per share) | $ / shares												$ 6.83
Conversion of loans to investments (in shares)												1,060,747
Investment interest percentage												38.00%